SCHEDULE OF CONDENSED OPERATIONS (Details) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue		$ 87,390,942	$ 113,604,670
Net income		$ 2,377,147	$ 5,693,891
Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total revenue				$ 145,236,749	$ 168,156,906
Net income				$ 8,248,422	3,789,813
Kuangre SH [Member] | Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from in-app purchases	$ 5,460,907				130,881,024
Revenue from advertisement	709,339				10,044,169
Total revenue	6,170,246				140,925,193
Net income	$ 9,985				$ 501,521